DEBT (Tables)	3 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
Schedule of debt outstanding

	March 31, 2025	December 31, 2024
Merchant Agreements	$540,433	$541,972
Other Promissory Notes	385,577	332,796
Total debt	926,011	874,768
Less: Unamortized debt discounts	(193,935)	(200,853)
Current portion of debt	$732,076	$673,915